Consolidated Statements Of Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Components Of Other Comprehensive Income/(Loss) [Abstract]
Net income/(loss)	$ 97,313,000	$ 234,046,000	$ 38,369,000
Other comprehensive income/(loss), net of tax:
Fair value adjustments on securities available-for-sale arising during the period, Net of tax of $(8.7) million for 2015, $18.1 million for 2014 and $(41.9) million for 2013	(14,055,000)	29,822,000	(66,768,000)
Reclassification adjustment for (gain)/loss on securities available-for-sale included in Net income/(loss), Net of tax of $(.7) million for 2015 and $.2 million for 2013	(1,132,000)	0	277,000
Fair value adjustments on securities available-for-sale	(15,187,000)	29,822,000	(66,491,000)
Net actuarial gain/(loss) arising during the period, Net of tax of $(6.9) million for 2015, $(44.8) million for 2014 and $31.4 million for 2013	(11,117,000)	(71,173,000)	50,064,000
Prior service credit/(cost) arising during the period, Net of tax of $4.1 million for 2013	0	0	6,563,000
Amortization of prior service cost, transition asset/obligation, and net actuarial gain/(loss) included in net periodic benefit cost, Net of tax of $.2 million for 2015, $2.0 million for 2014 and $3.9 million for 2013	358,000	3,114,000	6,198,000
Total pension and post retirement plans	(10,759,000)	(68,059,000)	62,825,000
Other comprehensive income/(loss)	(25,946,000)	(38,237,000)	(3,666,000)
Comprehensive income/(loss)	71,367,000	195,809,000	34,703,000
Comprehensive income attributable to noncontrolling interest	11,434,000	11,527,000	11,465,000
Comprehensive income/(loss) attributable to controlling interest	$ 59,933,000	$ 184,282,000	$ 23,238,000